Summary of Significant Accounting Policies (Details) - USD ($)					1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Jan. 19, 2023	Jan. 04, 2023	Jan. 04, 2023	Aug. 16, 2022	Jun. 30, 2023	Jan. 19, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	May 31, 2023	Dec. 31, 2022	Dec. 22, 2022	May 31, 2022	Dec. 31, 2021	Jul. 25, 2023	Mar. 10, 2023	Feb. 21, 2023
Summary of Significant Accounting Policies (Details) [Line Items]
Cash														$ 19,376,793
Money market funds					$ 18,081,361		$ 18,081,361				$ 18,081,361			$ 775,917
Amount reinvested in money market funds						$ 17,497,468
Aggregate shares (in Shares)			282,720								697,235
Effective tax rate							15.27%		2.04%		13.92%	0.30%		6.25%			0.00%
Statutory tax rate				1.00%			21.00%		21.00%		21.00%	21.00%		21.00%			21.00%
Held in cash					3,192,578		$ 3,192,578				$ 3,192,578			$ 3,796,223
Class A common stock subject to possible redemption, outstanding (in Shares)														1,687,664
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)											19,440,000
Insured limit											$ 250,000
Positive net income							(285,904)	$ (250,243)	$ 1,059,392	$ 6,333,906	(536,147)	$ 7,393,298	$ 8,201,773	$ 11,124,257		$ 3,534,554	$ 11,891,223
Debt instrument face amount					5,263,158		5,263,158				5,263,158
Change in fair value of derivative liabilities																	(943,412)
Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued														$ 19,440,000
Subsequent Event [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Amount reinvested in money market funds	$ 17,497,468
Unique Logistics International, Inc. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of interest acquired													50.00%
Unique Logistics International, Inc. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued													$ 799,142			$ 687,197
Statutory tax rate													21.00%			21.00%
Positive net working capital													$ 7,900,000			$ 4,200,000
Positive net income													8,214,568			3,534,554
Positive cash flows from operations													34,100,000			33,500,000
Cash																				$ 3,500,000
Convertible notes payable current																				23,800,000
Non current liabilities																				1,500,000
Debt instrument face amount													4,210,526
Long-term debt													12,050,227			38,749,784
Debt instrument aggregate amount																			$ 19,000,000
Line of credit													47,500,000					$ 25
Allowance for doubtful accounts													1,700,000			$ 2,700,000
Change in fair value of derivative liabilities													$ 879,733
Percentage of realized settlement													50.00%
Unique Logistics International, Inc. [Member] | Three Major Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage													7.00%			21.00%
Unique Logistics International, Inc. [Member] | Three Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage													19.00%			48.00%
Unique Logistics International, Inc. [Member] | No Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage													10.00%			10.00%
Unique Logistics International, Inc. [Member] | No Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage													10.00%
Unique Logistics International, Inc. [Member] | Customer A [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage																35.00%
Unique Logistics International, Inc. [Member] | Customer B [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage																7.00%
Unique Logistics International, Inc. [Member] | Customer C [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage																6.00%
Unique Logistics International, Inc. [Member] | Seller [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Long-term debt													$ 19,300,000							7,300,000
Debt current																				4,500,000
Unique Logistics International, Inc. [Member] | Entities Acquisition [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Contingent Liability																				1,800,000
Unique Logistics International, Inc. [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Repayment of short term debt					9,500,000
Unique Logistics International, Inc. [Member] | Minimum [Member] | Tradenames and Non Compete Agreements [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Finite lived assets amortization period													3 years
Unique Logistics International, Inc. [Member] | Minimum [Member] | Customer Relationships [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Finite lived assets amortization period													12 years
Unique Logistics International, Inc. [Member] | Minimum [Member] | Factoring Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Debt instrument face amount																			4,200,000
Unique Logistics International, Inc. [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Debt instrument face amount																			14,789,474
Repayment of short term debt					5,300,000
Unique Logistics International, Inc. [Member] | Maximum [Member] | Tradenames and Non Compete Agreements [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Finite lived assets amortization period													10 years
Unique Logistics International, Inc. [Member] | Maximum [Member] | Customer Relationships [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Finite lived assets amortization period													15 years
Unique Logistics International, Inc. [Member] | Maximum [Member] | Factoring Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Debt instrument face amount																			$ 14,800,000
Unique Logistics International, Inc. [Member] | Promissory Notes [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Debt instrument face amount																				$ 10,300,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate shares (in Shares)														25,629,616
Shares issued
Redemption price per share (in Dollars per share)					$ 10.62		$ 10.62				$ 10.62			$ 10.23			$ 10
Class A common stock subject to possible redemption, outstanding (in Shares)				282,720	1,687,664		1,687,664				1,687,664			1,970,384			27,600,000
Common Class A Subject To Redemption [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate shares (in Shares)		282,720												25,629,616	25,629,616
Shares issued														$ 1,970,384			$ 27,600,000
Redemption price per share (in Dollars per share)					$ 10.62		$ 10.62				$ 10.62			$ 10.23	$ 10.11		$ 10
Class A common stock subject to possible redemption, outstanding (in Shares)					1,687,664		1,687,664				1,687,664			1,970,384			27,600,000
US Treasury Securities [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash														$ 19,376,793
Held in cash														$ 19,376,793